Long-Term Debt (Schedule Of Long-Term Debt Maturity) (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-Term Debt [Abstract]
2015		$ 639
2016		41
2017		324
2018		550
2019		250
Thereafter		3,851
Unamortized discount		(19)
Total	$ 5,791	$ 5,636	$ 5,512